Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets	$ 77	$ 11,515
Member contributions, net	8,123	20,889	$ 23,522
Green Plains Capital Company [Member]
Deferred tax assets	77
Income taxes payable	67
MLP Predecessor [Member]
Member contributions (distributions), tax amounts	$ 11	(437)	(460)
Income taxes payable			$ 100
Income taxes receivable		$ 1,300